CONSOLIDATED BALANCE SHEETS [Parenthetical] In Thousands, except Share data, unless otherwise specified	Apr. 30, 2012 USD ($)	Apr. 30, 2012 HKD	Apr. 30, 2011 USD ($)	Apr. 30, 2011 HKD
Allowance for doubtful accounts receivable		0		0
Common stock, par or stated value per share (in dollars per share)	$ 0.001		$ 0.001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Common stock, shares issued	14,352,903	14,352,903	16,733,196	16,733,196
Common stock, shares outstanding	14,352,903	14,352,903	16,733,196	16,733,196